LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES [Abstract]
Right-of-Use Assets
The consolidated statements of financial position show the following amounts relating to the right-of-use assets:

	At December 31,
In thousands of USD	2024	2023
Right-of-use assets
- Land and buildings	69,273	58,626
Investment properties
- Leasehold land	4,442	5,314

Provision for Restoration
The following table represents the movement of the restoration provision:

In thousands of USD
Restoration provision at January 1, 2022	-
Recognition through asset acquisition	1,343
Change in provision	-
Restoration provision at December 31, 2022	1,343
Change in provision	-
Exchange adjustments	20
Restoration provision at December 31, 2023	1,363
Change in provision	-
Exchange adjustments	(2)
Restoration provision at December 31, 2024	1,361

Lease Liabilities
The consolidated statements of financial position show the following amounts relating to the lease liabilities:

	At December 31,
In thousands of USD	2024	2023
Lease liabilities mature within 12 months	5,460	5,288
Lease liabilities mature over 12 months	72,673	64,923
Total lease liabilities *	78,133	70,211

*
Lease liabilities in amount of approximately US$3.8 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2024 and 2023, respectively. See Note 14.

Recognized in Profit or Loss
Amounts recognized in profit or loss:

	Years ended December 31,
In thousands of USD	2024	2023	2022
Depreciation expense of right-of-use assets	8,407	6,624	5,371
Interest expense *	3,473	2,605	2,425
Expenses relating to variable payment leases	197	224	639
Expenses relating to short-term leases	303	286	527
Loss on lease termination	197	-	-
Total	12,577	9,739	8,962

*
The interest expense includes the amount related to the leasehold land included in the investment properties for the years ended December 31, 2024, 2023 and 2022 of approximately US$0.2 million, US$0.2 million and US$0.1 million, respectively. See Note 14.